Commitments and Contingencies Schedule of Future Take-or-Pay Purchase Obligations (Details) $ in Millions	Dec. 28, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 1,324
2021	590
2022	448
2023	306
2024	187
Thereafter	89
Total	$ 2,944